UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08012
Investment Company Act File Number

Government Obligations Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Government Obligations Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 83.9%

	Principal
	Amount
Security	(000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
2.932%, with maturity at 2035(1)	$14,558		$14,952,452
3.125%, with maturity at 2034(1)	3,103		3,188,250
5.00%, with maturity at 2014	1,437		1,520,794
5.50%, with various maturities to 2032	9,172		9,821,232
6.00%, with various maturities to 2035	22,144		23,953,942
6.50%, with various maturities to 2033	36,301		39,855,217
6.87%, with maturity at 2024	280		313,132
7.00%, with various maturities to 2035	31,039		34,231,660
7.09%, with maturity at 2023	1,097		1,232,480
7.25%, with maturity at 2022	1,570		1,753,246
7.31%, with maturity at 2027	411		456,366
7.50%, with various maturities to 2035	28,493		32,316,062
7.63%, with maturity at 2019	572		629,673
7.75%, with maturity at 2018	40		44,617
7.78%, with maturity at 2022	195		222,214
7.85%, with maturity at 2020	490		554,726
8.00%, with various maturities to 2028	15,501		17,601,716
8.13%, with maturity at 2019	1,021		1,166,440
8.15%, with various maturities to 2021	336		387,960
8.25%, with maturity at 2017	128		145,884
8.50%, with various maturities to 2031	8,872		10,274,681
8.75%, with maturity at 2016	15		16,595
9.00%, with various maturities to 2027	10,278		11,785,117
9.25%, with various maturities to 2017	111		125,576
9.50%, with various maturities to 2026	3,008		3,536,157
9.75%, with maturity at 2018	3		3,253
10.50%, with maturity at 2020	911		1,058,827
11.00%, with maturity at 2015	30		34,296
13.50%, with maturity at 2010	1		950
15.00%, with maturity at 2011	0	(2)	259

			$211,183,774

Federal National Mortgage Association:
2.509%, with various maturities to 2035(1)	$37,109		$38,340,168
2.522%, with various maturities to 2033(1)	5,111		5,267,364
2.83%, with maturity at 2035(1)	2,306		2,375,392
2.974%, with maturity at 2037(1)	7,646		7,923,610
3.175%, with maturity at 2031(1)	4,490		4,598,121
3.243%, with maturity at 2036(1)	2,535		2,606,585
3.266%, with maturity at 2022(1)	2,705		2,766,967
3.281%, with maturity at 2022(1)	2,469		2,530,676
3.344%, with maturity at 2026(1)	1,525		1,571,424
3.60%, with maturity at 2036(1)	3,127		3,210,129
3.851%, with maturity at 2040(1)	2,512		2,613,222
3.86%, with maturity at 2034(1)	9,538		9,935,584
3.925%, with maturity at 2036(1)	920		944,726
3.942%, with maturity at 2034(1)	9,117		9,501,399
4.00%, with maturity at 2014	607		625,086
4.005%, with maturity at 2035(1)	12,009		12,515,755
4.334%, with maturity at 2036(1)	38,161		39,771,261
4.477%, with maturity at 2021(1)	2,500		2,593,444
4.489%, with maturity at 2035(1)	12,837		13,378,109
4.50%, with various maturities to 2018	56,007		58,796,218
4.859%, with maturity at 2034(1)	36,242		37,771,147

	Principal
	Amount
Security	(000’s omitted)	Value
5.00%, with various maturities to 2027	$5,043	$5,346,779
5.50%, with various maturities to 2030	27,218	29,301,226
6.00%, with various maturities to 2032	22,641	24,448,570
6.50%, with various maturities to 2033	65,793	72,319,464
6.518%, with maturity at 2025(3)	443	490,993
7.00%, with various maturities to 2033	55,242	61,273,810
7.25%, with maturity at 2023	43	46,939
7.50%, with various maturities to 2032	15,027	16,966,229
7.86%, with maturity at 2030(3)	45	51,956
7.875%, with maturity at 2021	1,012	1,159,507
8.00%, with various maturities to 2032	17,901	20,589,923
8.25%, with maturity at 2025	389	443,038
8.33%, with maturity at 2020	994	1,147,085
8.50%, with various maturities to 2032	11,816	13,797,840
8.53%, with maturity at 2021(3)	128	149,168
9.00%, with various maturities to 2030	1,554	1,815,277
9.125%, with maturity at 2011	1	1,520
9.50%, with various maturities to 2030	3,000	3,539,805
9.585%, with maturity at 2025(3)	54	61,595
9.75%, with maturity at 2019	32	38,960
9.953%, with maturity at 2021(3)	84	100,870
10.00%, with maturity at 2012	11	11,188
10.018%, with maturity at 2023(3)	111	129,953
10.051%, with maturity at 2020(3)	100	114,508
10.069%, with maturity at 2021(3)	138	160,105
10.105%, with maturity at 2021(3)	63	73,475
10.549%, with maturity at 2025(3)	61	69,954
11.00%, with maturity at 2020	935	1,077,784
11.373%, with maturity at 2019(3)	119	134,126
11.50%, with maturity at 2012	9	9,371
11.616%, with maturity at 2025(3)	33	38,298
11.711%, with maturity at 2018(3)	134	152,327
12.41%, with maturity at 2021(3)	49	54,614
12.70%, with maturity at 2015(3)	123	142,148
13.00%, with maturity at 2010	1	827

		$514,895,619

Government National Mortgage Association:
3.125%, with various maturities to 2027(1)	$799	$825,513
6.50%, with maturity at 2024	73	79,657
7.00%, with various maturities to 2034	47,404	53,154,198
7.25%, with maturity at 2022	37	42,004
7.50%, with various maturities to 2025	7,754	8,744,857
8.00%, with various maturities to 2027	14,417	16,456,265
8.25%, with maturity at 2019	189	215,645
8.30%, with maturity at 2020	51	58,786
8.50%, with various maturities to 2018	2,477	2,807,896
9.00%, with various maturities to 2027	8,511	10,216,181
9.50%, with various maturities to 2026	5,702	6,865,037

		$99,466,039

Total Mortgage Pass-Throughs (identified cost $789,035,066)		$825,545,432

Collateralized Mortgage Obligations — 6.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$330	$352,013
Series 1822, Class Z, 6.90%, 3/15/26	2,023	2,149,593
Series 1829, Class ZB, 6.50%, 3/15/26	933	1,018,250
Series 1896, Class Z, 6.00%, 9/15/26	1,068	1,117,730
Series 2075, Class PH, 6.50%, 8/15/28	530	576,337
Series 2091, Class ZC, 6.00%, 11/15/28	2,303	2,506,078
Series 2102, Class Z, 6.00%, 12/15/28	591	640,217
Series 2115, Class K, 6.00%, 1/15/29	3,200	3,419,000
Series 2142, Class Z, 6.50%, 4/15/29	1,134	1,242,276
Series 2245, Class A, 8.00%, 8/15/27	12,271	13,991,618

		$27,013,112

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$450	$521,569
Series G92-44, Class ZQ, 8.00%, 7/25/22	503	561,908
Series G93-36, Class ZQ, 6.50%, 12/25/23	16,608	18,150,805
Series 1993-16, Class Z, 7.50%, 2/25/23	620	702,104
Series 1993-39, Class Z, 7.50%, 4/25/23	1,473	1,666,825
Series 1993-149, Class M, 7.00%, 8/25/23	765	859,496
Series 1993-178, Class PK, 6.50%, 9/25/23	1,512	1,671,110
Series 1993-250, Class Z, 7.00%, 12/25/23	407	447,157
Series 1994-42, Class K, 6.50%, 4/25/24	6,836	7,523,592
Series 1994-82, Class Z, 8.00%, 5/25/24	2,480	2,842,439
Series 1997-81, Class PD, 6.35%, 12/18/27	948	1,049,765
Series 2000-49, Class A, 8.00%, 3/18/27	1,320	1,530,460
Series 2002-1, Class G, 7.00%, 7/25/23	990	1,112,617

		$38,639,847

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$804	$882,238

Total Collateralized Mortgage Obligations (identified cost $62,512,813)		$66,535,197

U.S. Government Agency Obligations — 7.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Bank:
4.75%, with maturity at 2023	$4,500	$4,677,008
5.75%, with maturity at 2026	2,720	3,093,056

		$7,770,064

United States Agency for International Development - Israel:
0.00%, with various maturities to 2020	$31,782	$22,882,175
5.50%, with various maturities to 2024	37,500	41,391,850

		$64,274,025

Total U.S. Government Agency Obligations (identified cost $71,743,836)		$72,044,089

U.S. Treasury Obligations — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$7,865,628

Total U.S. Treasury Obligations (identified cost $6,221,709)		$7,865,628

Short-Term Investments — 0.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(5)	$7,437	$7,437,184

Total Short-Term Investments (identified cost $7,437,184)		$7,437,184

Total Investments — 99.6% (identified cost $936,950,608)		$979,427,530

Other Assets, Less Liabilities — 0.4%		$4,255,553

Net Assets — 100.0%		$983,683,083

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage.

(2)	Principal amount is less than $1,000.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $123.

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	120 U.S. 30 Year Treasury Bond	Short	$(14,360,205)	$(14,257,500)	$102,705

At January 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At January 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $102,705.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$946,213,398

Gross unrealized appreciation	$33,425,290
Gross unrealized depreciation	(211,158)

Net unrealized appreciation	$33,214,132

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage Pass-Throughs	$—	$825,545,432	$—	$825,545,432
Collateralized Mortgage Obligations	—	66,535,197	—	66,535,197
U.S. Government Agency Obligations	—	72,044,089	—	72,044,089
U.S. Treasury Obligations	—	7,865,628	—	7,865,628
Short-Term Investments	—	7,437,184	—	7,437,184

Total Investments	$—	$979,427,530	$—	$979,427,530

Futures Contracts	$102,705	$—	$—	$102,705

Total	$102,705	$979,427,530	$—	$979,530,235

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010